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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

Form 13F File Number: 28-12168
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Amy Rosenow             Chicago, Illinois   August 14, 2007
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        -----------

Form 13F Information Table Entry Total:          19
                                        -----------

Form 13F Information Table Value Total:     463,557
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
-----------------------------  --------  ---------  --------  --------------------  ----------  --------  ---------------------
                                TITLE                VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
      NAME OF ISSUER           OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
-----------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ----  ---------  ----
Biosante Pharmaceuticals Inc.    COM     09065V203     4,028    635,371  SH           OTHER        *              635,371
CBS Corp.                        COM     124857202    16,970    509,300  SH           OTHER        *              509,300
Directed Electronics Inc.        COM     254575103       211     23,900  SH           OTHER        *               23,900
Gametech International Inc.      COM     36466D102     4,811    506,423  SH           OTHER        *              506,423
Helix Energy Solutions Group     COM     42330P107    12,106    303,322  SH           OTHER        *              303,322
Kraft Foods Inc.                 COM     50075N104    55,166  1,565,000  SH           OTHER        *            1,565,000
Lance Inc.                       COM     514606102    30,871  1,310,326  SH           OTHER        *            1,310,326
Maximus Inc.                     COM     577933104    51,657  1,190,800  SH           OTHER        *            1,190,800
MGIC Investment Corp.            COM     552848103     4,685     82,400  SH           OTHER        *               82,400
Minerals Technologies Inc.       COM     603158106    45,419    678,404  SH           OTHER        *              678,404
Radian Group Inc.                COM     750236101    47,784    884,887  SH           OTHER        *              884,887
Rush Enterprise Inc.             COM     781846209     5,990    275,772  SH           OTHER        *              275,772
SAIC Inc.                        COM     78390X101    11,180    618,700  SH           OTHER        *              618,700
Sanderson Farms Inc.             COM     800013104    62,527  1,388,862  SH           OTHER        *            1,388,862
Spansion Inc.                    COM     84649R101    16,881  1,520,821  SH           OTHER        *            1,520,821
TRW Automotive Holdings Corp.    COM     87264S106    39,388  1,069,467  SH           OTHER        *            1,069,467
United American Indemnity Ltd.   COM     90933T109       419     16,833  SH           OTHER        *               16,833
Valassis Communications Inc.     COM     918866104     9,040    525,900  SH           OTHER        *              525,900
Whirlpool Corp                   COM     963320106    44,424    399,500  SH           OTHER        *              399,500

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*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.